UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2003

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Minoru Konno
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Minoru Konno                   New York, NY                    5/2/03
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     111

Form 13F Information Table Value Total:     421,379
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.

  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

3M CO                           COM            88579Y101   5,188    39,900    SH         SOLE                    39,900
ABBOTT LABS                     COM            002824100   6,466   171,900    SH         SOLE                   171,900
AMBAC FINANCIAL GROUP           COM            023139108   1,824    36,100    SH         SOLE                    36,100
AMEREN CORP                     COM            023608102   1,378    35,300    SH         SOLE                    35,300
AMERICAN INTL GROUP INC         COM            026874107   9,451   191,130    SH         SOLE                   191,130
AMERISOURCEBERGEN CORP          COM            03073E105   1,040    19,800    SH         SOLE                    19,800
AMGEN INC                       COM            031162100   4,811    83,600    SH         SOLE                    83,600
ANHEUSER BUSCH COS INC          COM            035229103   5,645   121,100    SH         SOLE                   121,100
AOL TIME WARNER INC             COM            00184A105   2,184   201,100    SH         SOLE                   201,100
APACHE CORP                     COM            037411105   2,229    36,105    SH         SOLE                    36,105
APPLIED MATLS INC               COM            038222105     910    72,300    SH         SOLE                    72,300
AUTOZONE INC                    COM            053332102     742    10,800    SH         SOLE                    10,800
AVON PRODS INC                  COM            054303102  11,678   204,700    SH         SOLE                   204,700
BAKER HUGHES INC                COM            057224107     455    15,200    SH         SOLE                    15,200
BALL CORP                       COM            058498106   3,481    62,500    SH         SOLE                    62,500
BANK OF AMERICA CORPORATION     COM            060505104   7,172   107,300    SH         SOLE                   107,300
BAXTER INTL INC                 COM            071813109     216    11,600    SH         SOLE                    11,600
BELLSOUTH CORP                  COM            079860102   1,985    91,600    SH         SOLE                    91,600
CAPITAL ONE FINANCIAL CORP      COM            14040H105     732    24,400    SH         SOLE                    24,400
CENTEX CORP                     COM            152312104     457     8,400    SH         SOLE                     8,400
CENTURYTEL INC                  COM            156700106   1,711    62,000    SH         SOLE                    62,000
CHARTER ONE FINL INC            COM            160903100   6,270   226,699    SH         SOLE                   226,699
CINTAS CORP                     COM            172908105   1,872    56,900    SH         SOLE                    56,900
CISCO SYS INC                   COM            17275R102   8,443   650,500    SH         SOLE                   650,500
CITIGROUP INC                   COM            172967101  12,182   353,600    SH         SOLE                   353,600
CLEAR CHANNEL COMMUNICATIONS    COM            184502102   2,551    75,200    SH         SOLE                    75,200
COCA COLA CO                    COM            191216100   6,003   148,300    SH         SOLE                   148,300
COMCAST CORP NEW                CL A           20030N101   5,080   177,700    SH         SOLE                   177,700
COMPUTER SCIENCES CORP          COM            205363104   1,188    36,500    SH         SOLE                    36,500
CONOCOPHILLIPS                  COM            20825C104   2,666    49,737    SH         SOLE                    49,737
CVS CORPORATION                 COM            126650100   1,364    57,200    SH         SOLE                    57,200
DANAHER CORP DEL                COM            235851102   3,643    55,400    SH         SOLE                    55,400
DARDEN RESTAURANTS INC          COM            237194105   1,828   102,400    SH         SOLE                   102,400
DELL COMPUTER CORP              COM            247025109   3,318   121,500    SH         SOLE                   121,500
DU PONT E I DE NEMOURS & CO     COM            263534109   3,206    82,500    SH         SOLE                    82,500
DUKE ENERGY CO                  COM            264399106     115     7,900    SH         SOLE                     7,900
E M C CORP MASS                 COM            268648102     727   100,500    SH         SOLE                   100,500
EOG RES INC                     COM            26875P101   2,959    74,800    SH         SOLE                    74,800
EXELON CORP                     COM            30161N101   1,562    31,000    SH         SOLE                    31,000
EXXON MOBIL CORP                COM            30231G102  15,298   437,700    SH         SOLE                   437,700
PAGE TOTAL:                                              150,030


FAMILY DOLLAR STORES INC        COM            307000109     469    15,200    SH         SOLE                    15,200
FEDERAL NATL MTG ASSN           COM            313586109   6,274    96,000    SH         SOLE                    96,000
FEDEX CORP                      COM            31428X106   1,933    35,100    SH         SOLE                    35,100
FIFTH THIRD BANCORP             COM            316773100   3,908    77,800    SH         SOLE                    77,800
FIRST DATA CORP                 COM            319963104   5,511   148,900    SH         SOLE                   148,900
FIRSTENERGY CORP                COM            337932107     702    22,300    SH         SOLE                    22,300
FOREST LABS INC                 COM            345838106   4,539    84,100    SH         SOLE                    84,100
FREDDIE MAC                     COM            313400301   1,859    35,000    SH         SOLE                    35,000
GEN DYNAMICS                    COM            369550108     457     8,300    SH         SOLE                     8,300
GENERAL ELEC CO                 COM            369604103  17,333   679,700    SH         SOLE                   679,700
GOLDMAN SACHS GROUP INC         COM            38141G104   4,541    66,700    SH         SOLE                    66,700
HARLEY DAVIDSON INC             COM            412822108   4,884   123,000    SH         SOLE                   123,000
HCA INC                         COM            404119109   1,340    32,400    SH         SOLE                    32,400
HEWLETT PACKARD CO              COM            428236103   1,008    64,800    SH         SOLE                    64,800
HOME DEPOT INC                  COM            437076102     551    22,600    SH         SOLE                    22,600
INTEL CORP                      COM            458140100   5,464   335,600    SH         SOLE                   335,600
INTERNATIONAL BUSINESS MACHS    COM            459200101  13,176   168,000    SH         SOLE                   168,000
JOHNSON & JOHNSON               COM            478160104  12,129   209,600    SH         SOLE                   209,600
JOHNSON CTLS INC                COM            478366107   1,876    25,900    SH         SOLE                    25,900
KOHLS CORP                      COM            500255104   3,627    64,100    SH         SOLE                    64,100
LEXMARK INTL INC CL A           CL A           529771107   2,390    35,700    SH         SOLE                    35,700
LILLY ELI & CO                  COM            532457108   2,903    50,800    SH         SOLE                    50,800
LINCOLN NATL CORP IND           COM            534187109     230     8,200    SH         SOLE                     8,200
LOCKHEED MARTIN CORP            COM            539830109   1,070    22,500    SH         SOLE                    22,500
LOWES COS INC                   COM            548661107   4,588   112,400    SH         SOLE                   112,400
MAGNA INTL INC                  CL A           559222401   1,673    32,000    SH         SOLE                    32,000
MANPOWER INC                    COM            56418H100   3,069   102,700    SH         SOLE                   102,700
MARSH & MCLENNAN COS INC        COM            571748102   6,996   164,100    SH         SOLE                   164,100
MASCO CORP                      COM            574599106   1,151    61,800    SH         SOLE                    61,800
MAXIM INTEGRATED PRODS INC      COM            57772K101     542    15,000    SH         SOLE                    15,000
MEDIMMUNE INC                   COM            584699102   2,042    62,200    SH         SOLE                    62,200
MEDTRONIC INC                   COM            585055106   4,995   110,700    SH         SOLE                   110,700
MERCK & CO INC                  COM            589331107   4,843    88,400    SH         SOLE                    88,400
MERRILL LYNCH & CO INC          COM            590188108   1,448    40,900    SH         SOLE                    40,900
MGIC INVT CORP WIS              COM            552848103   1,037    26,400    SH         SOLE                    26,400
MICROSOFT CORP                  COM            594918104  21,000   867,400    SH         SOLE                   867,400
NEWELL RUBBERMAID INC           COM            651229106   2,549    89,900    SH         SOLE                    89,900
NIKE INC                        CL B           654106103   3,409    66,300    SH         SOLE                    66,300
NOBLE CORPORATION               SHS            G65422100   1,628    51,800    SH         SOLE                    51,800
NORTH FORK BANCORPORATION NY    COM            659424105   2,179    74,000    SH         SOLE                    74,000
NORTHROP GRUMMAN CORP           COM            666807102     455     5,300    SH         SOLE                     5,300
ORACLE CORP                     COM            68389X105   2,629   242,300    SH         SOLE                   242,300
PACTIV CORP                     COM            695257105   1,746    86,000    SH         SOLE                    86,000
PEPSICO INC                     COM            713448108   4,816   120,400    SH         SOLE                   120,400
PFIZER INC                      COM            717081103  16,857   541,000    SH         SOLE                   541,000
PRAXAIR INC                     COM            74005P104   4,491    79,700    SH         SOLE                    79,700
PROCTER & GAMBLE CO             COM            742718109   8,264    92,800    SH         SOLE                    92,800
PUBLIC SVC ENTERPRISE GROUP     COM            744573106   2,378    64,800    SH         SOLE                    64,800
QUALCOMM INC                    COM            747525103     893    24,800    SH         SOLE                    24,800
RAYTHEON CO                     COM NEW        755111507   1,197    42,200    SH         SOLE                    42,200
PAGE TOTAL:                                              205,049

ROHM & HAAS CO                  COM            775371107     715    24,000    SH         SOLE                    24,000
SARA LEE CORP                   COM            803111103   1,552    83,000    SH         SOLE                    83,000
SBC COMMUNICATIONS INC          COM            78387G103   3,625   180,700    SH         SOLE                   180,700
SCHLUMBERGER LTD                COM            806857108   1,517    39,900    SH         SOLE                    39,900
STATE STR CORP                  COM            857477103   2,205    69,700    SH         SOLE                    69,700
SYSCO CORP                      COM            871829107     547    21,500    SH         SOLE                    21,500
TARGET CORP                     COM            87612E106   2,200    75,200    SH         SOLE                    75,200
TEXAS INSTRS INC                COM            882508104     969    59,200    SH         SOLE                    59,200
TJX COS INC /NEW/               COM            872540109     667    37,900    SH         SOLE                    37,900
TRAVELERS PPTY CAS CORP NEW     CL B           89420G406     303    21,503    SH         SOLE                    21,503
UNITED PARCEL SERVICE INC       CL B           911312106   2,975    52,200    SH         SOLE                    52,200
UNITED TECHNOLOGIES CORP        COM            913017109   2,571    44,500    SH         SOLE                    44,500
VERIZON COMMUNICATIONS          COM            92343V104   5,008   141,684    SH         SOLE                   141,684
VIACOM INC                      CL B           925524308   4,857   133,000    SH         SOLE                   133,000
WAL MART STORES INC             COM            931142103  13,626   261,900    SH         SOLE                   261,900
WALGREEN CO                     COM            931422109   5,607   190,200    SH         SOLE                   190,200
WELLPOINT HEALTH NETWORK NEW    COM            94973H108   4,383    57,100    SH         SOLE                    57,100
WELLS FARGO & CO NEW            COM            949746101   7,612   169,200    SH         SOLE                   169,200
WISCONSIN ENERGY CORP           COM            976657106   1,473    58,000    SH         SOLE                    58,000
XILINX INC                      COM            983919101     356    15,200    SH         SOLE                    15,200
XL CAP LTD                      CL A           G98255105   3,532    49,900    SH         SOLE                    49,900
PAGE TOTAL:                                               66,300
GRAND TOTAL:                                             421,379

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